Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Evolv Technologies Holdings Inc [Member]
Common Stock

11. Common Stock

As of March 31, 2021 and December 31, 2020, the Company’s amended certificate of incorporation authorized the issuance of 325,991,899 and 305,491,899 shares of $0.01 par value common stock, respectively.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, subject to the preferential dividend rights of Preferred Stock. As of March 31, 2021 and December 31, 2020, no cash dividends had been declared or paid.

As of March 31, 2021 and December 31, 2020, the Company had reserved 290,581,211 and 271,350,898 shares, respectively, of common stock for the conversion of the outstanding Preferred Stock, exercise of outstanding stock options, the number of shares remaining available for grant under the Company’s 2013 Equity Incentive Plan (see Note 12) and the exercise of outstanding warrants (including warrants to purchase Preferred Stock as if converted to common stock) (see Note 10).

10.     Common Stock

As of December 31, 2020 and 2019, the Company’s amended certificate of incorporation authorized the issuance of 305,491,899 and 300,000,000 shares of $0.01 par value common stock, respectively.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, subject to the preferential dividend rights of Preferred Stock. As of December 31, 2020 and 2019, no cash dividends had been declared or paid.

As of December 31, 2020 and 2019, the Company had reserved 271,350,898 and 264,360,106 shares, respectively, of common stock for the conversion of the outstanding Preferred Stock, exercise of outstanding stock options, the number of shares remaining available for grant under the Company’s 2013 Equity Incentive Plan (see Note 11) and the exercise of outstanding warrants (including warrants to purchase Preferred Stock as if converted to common stock) (see Note 9).